OTHER RECEIVABLES AND PREPAYMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Other Receivables and Prepayments [Abstract]
Disclosure of detailed information for prepayments and other receivables text block [Table Text Block]

	2018	2017
	US$’000	US$’000
Current:
Deposits	337	293
Prepayments	1,663	2,328
Voyages in progress	12,156	12,367
Other receivables	3,746	6,791
	17,902	21,779
Included in assets of a disposal group held for sale (Note 39)	-	(4,592)
	17,902	17,187
Non-current:
Other receivables	-	187
Included in assets of a disposal group held for sale (Note 39)	-	(115)
	-	72

	17,902	17,259

Disclosure of Detailed Information About Movement in Expected Credit Loss [Table Text Block]
The following table shows the movement in lifetime ECL – credit impaired lifetime ECL that has been recognised for other receivables in accordance with IFRS 9:

2018
US$’000
Balance as at 1 January 2018	-
Adjustment upon application of IFRS 9	70
Change in loss allowance due to new trade receivables originated, net of those derecognised due to settlement	-
Amount written off	(70)
Balance as at 31 December 2018	-